S000038875 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.27%	12.87%
Northern Trust Quality Dividend Defensive IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.63%	10.85%	10.88%
FlexShares Quality Dividend Defensive Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		21.32%	10.53%	10.31%
FlexShares Quality Dividend Defensive Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.70%	9.91%	9.46%
FlexShares Quality Dividend Defensive Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.92%	8.22%	8.19%

[1]	Reflects no deduction for fees, expenses or taxes.